Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices on the Timing of Awards of Options in Relation to the Disclosure of Material Nonpublic Information
It is the Company’s practice not to time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. In addition, the Company does not grant stock options or similar awards during periods in which there is material nonpublic information about the Company, including during “blackout” periods or outside a “trading window” established pursuant to our Insider Trading Policy. During 2024, none of the Company’s Named Executive Officers were awarded stock options, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing, How MNPI Considered	It is the Company’s practice not to time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false